CONCENTRATION AND RISK (Tables)	12 Months Ended
Dec. 31, 2019
CONCENTRATION AND RISK
Schedule of Concentration risk information about customer

The following tables summarized the information about the Company’s concentration of customers for the years ended December 31, 2019, 2018 and 2017, respectively:

	For the Year Ended December 31,
	2019	2018	2017
Customer
A	*	33%	*
B	*	17%	*
C	*	14%	*
D	*	11%	*
E	*	*	46%
F	*	*	54%
G	99%	*	*

Schedules of Concentration of Risk, by Risk Factor

The following tables summarized the information about the Company’s concentration of suppliers for the years ended December 31, 2019, 2018 and 2017, respectively:

	For the Year Ended December 31,
	2019	2018	2017
Supplier
P	100%	*	*
J	*	60%	*
K	*	16%	*